Commitments and Contingencies (Details) $ in Thousands	10 Months Ended	11 Months Ended	12 Months Ended
	Oct. 18, 2019 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property Plant And Equipment [Line Items]
Other long-term assets			$ 8,165	$ 5,632
Deposits for vessels acquisitions			2,533	2,853	$ 2,770
Panamax vessel
Property Plant And Equipment [Line Items]
Other long-term assets			$ 6,721	$ 2,770	$ 2,770
Deposits for vessels acquisitions		$ 5,540
Duration of bareboat contract		10 years
Vessel capacity in DWT		82,011
Date of delivery			Jul. 24, 2019
Kamsarmax vessels
Property Plant And Equipment [Line Items]
Other long-term assets			$ 1,434
Deposits for vessels acquisitions	$ 12,328
Duration of bareboat contract	10 years
Vessel capacity in DWT	81,000
Number of vessels	2
Date of charter-in agreement			Oct. 18, 2019
Date of expected delivery of vessel			First half of 2021